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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended September 30, 2007

Check here if Amendment [ ] Amendment Number:
                                              ---------
   This Amendment (Check only one): [ ] is a restatement
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      SRB Management, L.P.
Address:   300 Crescent Court, Suite 1111
           Dallas, Texas 75201

Form 13F File Number: 028-12314

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Steven R. Becker                             Contact Person: George Lee
Title:   Member of BC Advisors, L.L.C., general partner of
         SRB Management, L.P.
Phone:   (214) 756-6056

Signature, Place and Date of Signing:


/s/ Steven R. Becker                    Dallas, Texas         November 14, 2007
-------------------------------   ------------------------   -------------------
(Signature)                             (City, State)               (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F Summary Page

Report Summary:

Number of Other Included Managers:                    0
Form 13F Information Table Entry Total:              31
Form 13F Information Table Value Total:         $87,475
                                          (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None

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                           FORM 13F Information Table

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
                                                                         Column 5:
                                                         Column 4:  ------------------                            Column 8:
                                 Column 2:    Column 3: Fair Market Shares or           Column 6  Column 7:    Voting Authority
          Column 1:              Title of       CUSIP      Value    Principal SH/ Put/ Investment   Other   ---------------------
       Name of Issuer              Class        Number   (x $1,000)   Amount  PRN Call Discretion  Managers    Sole   Shared None
       --------------        ---------------- --------- ----------- --------- --- ---- ---------- --------- --------- ------ ----
ADEPT TECHNOLOGY INC             COM NEW      006854202     1265      219,577 SH          SOLE                219,577
AIRSPAN NETWORKS INC               COM        00950H102     3750    1,500,000 SH          SOLE              1,500,000
ALLOY INC                        NEW COM      019855303     3937      419,286 SH          SOLE                419,286
ALPHATEC HOLDINGS INC              COM        02081G102     7530    2,189,046 SH          SOLE              2,189,046
AUTOBYTEL INC                      COM        05275N106    10090    3,095,099 SH          SOLE              3,095,099
BORLAND SOFTWARE CORP              COM        099849101     1997      459,035 SH          SOLE                459,035
CALIPER LIFE SCIENCES INC          COM        130872104      583      101,509 SH          SOLE                101,509
CALIPER LIFE SCIENCES INC    *W EXP 08/10/201 130872112      350      275,746 SH          SOLE                275,746
CALLWAVE INC DEL                   COM        13126N101     1360      469,000 SH          SOLE                469,000
CARRIER ACCESS CORP                COM        144460102      753      198,289 SH          SOLE                198,289
CHEROKEE INTERNATIONAL CORP        COM        164450108     1414      417,233 SH          SOLE                417,233
CORGI INTL LTD                 SPON ADR NEW   21872Q202     1362      309,533 SH          SOLE                309,533
DESIGN WITHIN REACH INC            COM        250557105     2286      472,271 SH          SOLE                472,271
ENCISION INC                       COM        29254Q104      503      179,775 SH          SOLE                179,775
ENVIRONMENTAL PWR CORP           COM NEW      29406L201     1060      200,000 SH          SOLE                200,000
FIRST ALBANY COS INC               COM        318465101     2133    1,254,880 SH          SOLE              1,254,880
ICAGEN INC                         COM        45104P104     2929    1,464,410 SH          SOLE              1,464,410
INVENTURE GROUP INC                COM        461214108     6026    2,751,597 SH          SOLE              2,751,597
KINTERA INC                        COM        49720P506     2778    1,543,449 SH          SOLE              1,543,449
LOOKSMART LTD                    COM NEW      543442503     1825      644,843 SH          SOLE                644,843
MANAGEMENT NETWORK GROUP INC       COM        561693102     7004    3,400,000 SH          SOLE              3,400,000
NMS COMMUNICATIONS CORP            COM        629248105     1269    1,031,897 SH          SOLE              1,031,897
OMEGA PROTEIN CORP                 COM        68210P107       91       10,000 SH          SOLE                 10,000
POKERTEK INC                       COM        730864105     3319      345,025 SH          SOLE                345,025
PROXIM WIRELESS CORP F/K/A
   TERABEAM INC                    COM        744285107     2795    1,780,300 SH          SOLE              1,780,300
STRATEGIC DIAGNOSTICS INC          COM        862700101    10969    2,150,739 SH          SOLE              2,150,739
SYNERGETICS USA INC                COM        87160G107      827      214,330 SH          SOLE                214,330
3-D SYS CORP DEL                 COM NEW      88554D205     1890       80,000 SH          SOLE                 80,000
WILSONS LEATHER EXPERTS INC        COM        972463101     3785    2,213,689 SH          SOLE              2,213,689
WORLD HEART CORP              COM PAR $0.001  980905301     1387      544,110 SH          SOLE                544,110
ZILA INC                      COM PAR $0.01   989513205      208      179,500 SH          SOLE                179,500